Investment in Unconsolidated Entities, Deconsolidation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2014	Apr. 03, 2013
Deconsolidation of New York Partnerships
Investments in unconsolidated entities	$ 363,383		$ 283,014
St. Lawrence Seaway RSA Cellular Partnership
Deconsolidation of New York Partnerships
Ownership interest in equity method investment	60.00%
New York RSA 2 Cellular Partnership
Deconsolidation of New York Partnerships
Ownership interest in equity method investment	57.14%
St. Lawrence Seaway RSA Cellular Partnership and New York RSA 2 Cellular Partnership
Deconsolidation of New York Partnerships
Date of deconsolidation	Apr. 03, 2013
Deconsolidation gain		$ 18,500
Investments in unconsolidated entities				$ 114,800